SCHEDULE IV - MORTGAGE LOANS ON REAL ESTATE (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face amount of Mortgages					$ 481,438
Carrying amount of mortgages					481,670	$ 298,880	$ 89,762	$ 0
Cure payments receivable					7,351	0	0
Allowance for credit losses					(60,628)	0	0
Net balance, end of period					428,393	298,880	89,762
Principal amount of loans subject to delinquent principal or interest					0
Provision for credit losses	$ 123	$ 7,905	$ 691	$ 25,682	68,356	$ 0	$ 0
Mezzanine loans
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Provision for credit losses			$ 13,000		$ 70,400
Condo New York, New York 1
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Basis spread on interest rate					14.85%
Face amount of Mortgages					$ 34,904
Carrying amount of mortgages					35,888
Principal amount of loans subject to delinquent principal or interest					$ 0
Condo New York, New York 2
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Basis spread on interest rate					14.85%
Face amount of Mortgages					$ 22,480
Carrying amount of mortgages					23,218
Principal amount of loans subject to delinquent principal or interest					$ 0
Condo New York, New York 3
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Basis spread on interest rate					14.85%
Face amount of Mortgages					$ 13,906
Carrying amount of mortgages					14,350
Principal amount of loans subject to delinquent principal or interest					$ 0
Condo New York, New York 4
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Basis spread on interest rate					14.85%
Face amount of Mortgages					$ 9,131
Carrying amount of mortgages					9,624
Principal amount of loans subject to delinquent principal or interest					$ 0
Condo New York, New York 5
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Basis spread on interest rate					8.00%
Face amount of Mortgages					$ 22,104
Carrying amount of mortgages					22,373
Principal amount of loans subject to delinquent principal or interest					$ 0
Condo New York, New York 6
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Basis spread on interest rate					8.00%
Face amount of Mortgages					$ 16,681
Carrying amount of mortgages					16,880
Principal amount of loans subject to delinquent principal or interest					$ 0
Condo New York, New York 7
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Basis spread on interest rate					8.00%
Face amount of Mortgages					$ 10,034
Carrying amount of mortgages					10,153
Principal amount of loans subject to delinquent principal or interest					$ 0
Condo New York, New York 8
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Basis spread on interest rate					8.00%
Face amount of Mortgages					$ 7,549
Carrying amount of mortgages					7,639
Principal amount of loans subject to delinquent principal or interest					$ 0
Office / Duluth, Georgia
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Basis spread on interest rate					3.15%
Face amount of Mortgages					$ 46,935
Carrying amount of mortgages					46,486
Principal amount of loans subject to delinquent principal or interest					$ 0
Multifamily / Atlanta, Georgia
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Basis spread on interest rate					2.75%
Face amount of Mortgages					$ 69,500
Carrying amount of mortgages					69,238
Principal amount of loans subject to delinquent principal or interest					$ 0
Office / Dallas, Texas
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Basis spread on interest rate					4.50%
Face amount of Mortgages					$ 155,899
Carrying amount of mortgages					154,168
Principal amount of loans subject to delinquent principal or interest					$ 0
Office / Orlando, Florida
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Basis spread on interest rate					4.00%
Face amount of Mortgages					$ 72,315
Carrying amount of mortgages					71,653
Principal amount of loans subject to delinquent principal or interest					$ 0